DEPOSITS DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Schedule Of Deposits
A summary of deposit balances, by type, at December 31, 2014 and 2013 is as follows:

	December 31,
	2014	2013
	(In Thousands)
Noninterest-bearing demand deposits	$146,062	$139,428

Interest-bearing accounts:
Business checking	206	—
NOW and money market accounts	442,723	449,675
Savings accounts	44,236	45,090
Certificates of deposit (1)	377,486	350,556
Total interest-bearing accounts	864,651	845,321
Total deposits	$1,010,713	$984,749

(1) Includes brokered deposits of $19.8 million and $20.7 million at December 31, 2014 and 2013, respectively.

Schedule Of Time Deposits Maturities
Contractual maturities of certificates of deposit as of December 31, 2014 are summarized below (in thousands).

2015	$176,317
2016	102,803
2017	60,034
2018	22,250
2019	15,265
Thereafter	817
Total certificates of deposit	$377,486

Schedule of Deposit Interest Expense
A summary of interest expense, by account type, for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
NOW and money market accounts	$575	$504	$627
Savings accounts (1)	79	75	106
Certificates of deposit (2)	4,740	4,633	5,286
Total	$5,394	$5,212	$6,019

(1) Includes interest expense on mortgagors' and investors' escrow accounts.
(2) Includes interest expense on brokered deposits.